Other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other liabilities [Abstract]
Other liabilities

Other liabilities as of December 31, 2016 and 2017 are as follows:

	2016		2017
Accounts payable	~~W~~	7,258,267	8,524,295
Accrued expenses		2,835,472	3,022,127
Dividend payable		9,553	8,345
Advance receipts		180,626	120,724
Unearned income		373,895	402,541
Withholding value-added tax and other taxes		338,771	343,938
Securities deposit received		713,417	911,304
Foreign exchange remittances pending		226,927	223,465
Domestic exchange remittances pending		980,663	1,808,652
Borrowing from trust account		3,447,078	4,057,649
Due to agencies		498,943	607,743
Deposits for subscription		46,983	79,154
Separate account liabilities		2,999,109	3,213,389
Sundry liabilities		969,010	1,930,410
Other		55,896	76,966
Present value discount account		(17,463)	(17,929)

	~~W~~	20,917,147	25,312,773